SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Net income (loss) for the period	$ (31,461)	$ 1,626	$ 2,522
Basic weighted average number of shares outstanding	69,980,178	56,851,626	52,523,454
Effect of dilutive share options, warrants, and RSUs		3,149,011	796,555
Diluted weighted average number of shares outstanding	69,980,178	60,000,637	53,320,009
Basic earnings (loss) per share	$ (0.45)	$ 0.03	$ 0.05
Diluted earnings (loss) per share	$ (0.45)	$ 0.03	$ 0.05